Revenue and Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Summary of Disaggregated Revenue with Reportable Segments	The following table provides information about disaggregated revenue by products, including a reconciliation of the disaggregated revenue with reportable segments
For the year ended, December 31, 2018
RMB
Xiaomi Wearable products	2,439,534
Self-branded Products and Others	1,205,801
Total Revenue	3,645,335

Deferred Revenue and Refund Liability From Contracts with Customers

The following table provides information about receivables, deferred revenue and refund liability from contracts with customers

2018
RMB
Accounts Receivables	58,925
Amounts due from related parties	656,399
Deferred revenue	41,863
Refund liability (sales return)	153